Financial instruments and risk management - Interest rate risk - Narrative (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	100.00%	100.00%
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 4,444	£ 4,646
USD LIBOR | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amounts	£ 2,893	£ 2,338
Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	78.00%	77.00%
Minimum | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	40.00%
Maximum | Fixed rate
Disclosure of detailed information about financial instruments [line items]
Borrowings percentage	90.00%